Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated January 23, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Removal of Sub‑Adviser
Effective immediately, Sage Rock Capital Management LP (“Sage Rock”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Sage Rock have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to Sage Rock in the Fund’s Prospectus are hereby removed.
Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 23, 2024 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 31, 2023, as supplemented

Removal of Sub-Adviser

Effective immediately, Sage Rock Capital Management LP (“Sage Rock”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Sage Rock have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to Sage Rock in the Fund’s Statement of Additional Information are hereby removed.

Shareholders should retain this Supplement for future reference.